IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020		Oct. 31, 2019		Oct. 31, 2018
Assets
Cash and non-interest-bearing deposits with banks	$ 34,573	$ 43,531	[1]	$ 3,840	[1]	$ 4,380
Interest-bearing deposits with banks	22,424	18,987
Securities	161,401	149,046
Cash collateral on securities borrowed	12,368	8,547
Securities purchased under resale agreements	67,572	65,595
Loans
Residential mortgages	251,526	221,165
Personal	41,897	42,222
Credit card	11,134	11,389
Business and government	150,213	135,546
Allowance for credit losses	(2,849)	(3,540)
Derivative instruments	35,912	32,730
Customers' liability under acceptances	10,958	9,606
Other assets	40,554
Total assets	837,683	769,551
Liabilities
Deposits	621,158	570,740
Obligations related to securities sold short	22,790	15,963
Cash collateral on securities lent	2,463	1,824
Obligations related to securities sold under repurchase agreements	71,880	71,653
Derivative instruments	32,101	30,508
Acceptances	10,961	9,649
Other liabilities	24,961
Subordinated indebtedness	5,539	5,712
Equity	45,830	41,335		$ 38,580
Total liabilities and equities	837,683	769,551
Less than 1 month [member]
Assets
Cash and non-interest-bearing deposits with banks	34,573
Interest-bearing deposits with banks	22,424
Securities	2,453
Cash collateral on securities borrowed	12,368
Securities purchased under resale agreements	37,147
Loans
Residential mortgages	1,766
Personal	703
Credit card	234
Business and government	9,366
Derivative instruments	2,450
Customers' liability under acceptances	9,801
Total assets	133,285	131,720
Liabilities
Deposits	30,570
Obligations related to securities sold short	22,790
Cash collateral on securities lent	2,463
Obligations related to securities sold under repurchase agreements	45,145
Derivative instruments	3,639
Acceptances	9,804
Other liabilities	26
Total liabilities and equities	114,437	98,552
Later than one months and not later than three months [member]
Assets
Securities	8,440
Securities purchased under resale agreements	12,451
Loans
Residential mortgages	4,565
Personal	695
Credit card	468
Business and government	5,488
Derivative instruments	5,851
Customers' liability under acceptances	1,109
Total assets	39,067	32,390
Liabilities
Deposits	34,446
Obligations related to securities sold under repurchase agreements	17,597
Derivative instruments	5,264
Acceptances	1,109
Other liabilities	49
Total liabilities and equities	58,465	40,528
3 - 6 months [member]
Assets
Securities	5,830
Securities purchased under resale agreements	10,728
Loans
Residential mortgages	9,121
Personal	988
Credit card	701
Business and government	9,341
Derivative instruments	3,199
Customers' liability under acceptances	24
Total assets	39,932	42,722
Liabilities
Deposits	31,584
Obligations related to securities sold under repurchase agreements	8,038
Derivative instruments	2,660
Acceptances	24
Other liabilities	75
Total liabilities and equities	42,381	58,834
6 - 9 months [Member]
Assets
Securities	4,596
Securities purchased under resale agreements	4,580
Loans
Residential mortgages	13,146
Personal	963
Credit card	701
Business and government	9,907
Derivative instruments	1,998
Customers' liability under acceptances	9
Total assets	35,900	34,448
Liabilities
Deposits	40,666
Obligations related to securities sold under repurchase agreements	563
Derivative instruments	1,909
Acceptances	9
Other liabilities	77
Total liabilities and equities	43,224	43,919
9 - 12 months [Member]
Assets
Securities	4,632
Securities purchased under resale agreements	666
Loans
Residential mortgages	12,919
Personal	862
Credit card	702
Business and government	9,791
Derivative instruments	1,567
Customers' liability under acceptances	15
Total assets	31,154	29,883
Liabilities
Deposits	26,305
Obligations related to securities sold under repurchase agreements	192
Derivative instruments	1,515
Acceptances	15
Other liabilities	80
Total liabilities and equities	28,107	26,555
1 - 2 years [member]
Assets
Securities	18,937
Securities purchased under resale agreements	2,000
Loans
Residential mortgages	40,758
Personal	411
Credit card	2,806
Business and government	24,422
Derivative instruments	6,576
Total assets	95,910	102,112
Liabilities
Deposits	35,021
Obligations related to securities sold under repurchase agreements	345
Derivative instruments	4,382
Other liabilities	290
Total liabilities and equities	40,038	33,273
2 - 5 years [member]
Assets
Securities	44,911
Loans
Residential mortgages	161,304
Personal	3,398
Credit card	5,522
Business and government	54,542
Derivative instruments	6,634
Total assets	276,311	226,577
Liabilities
Deposits	48,347
Derivative instruments	5,473
Other liabilities	620
Total liabilities and equities	54,440	58,938
Over five year [member]
Assets
Securities	32,562
Loans
Residential mortgages	7,947
Personal	3,947
Business and government	18,719
Derivative instruments	7,637
Total assets	70,812	70,961
Liabilities
Deposits	14,255
Derivative instruments	7,259
Other liabilities	916
Subordinated indebtedness	5,539
Total liabilities and equities	27,969	26,416
No specific maturity [member]
Assets
Securities	39,040
Loans
Personal	29,930
Business and government	8,637
Allowance for credit losses	(2,849)
Other assets	40,554
Total assets	115,312	98,738
Liabilities
Deposits	359,964
Other liabilities	22,828
Equity	45,830
Total liabilities and equities	$ 428,622	$ 382,536

[1]	Includes restricted cash of $446 million (2020: $463 million; 2019: $479 million) and interest-bearing demand deposits with Bank of Canada.